Debt (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Jun. 05, 2018	Jun. 30, 2018	Feb. 04, 2018	Dec. 31, 2017
Number of shares issued in business combiantion		$ 513,444
APICORP Loan [Member]
Line of credit			$ 50,000
APICORP Loan [Member] | LIBOR Plus [Member]
Line of credit			$ 900
Fixed profit margin			1.50%
Term Loan Ahli Bank [Member]
Line of credit		$ 4,400
Line of credit, description		This balance is repayable with nine quarterly installment starting seven months from the first drawdown until December 2019 and carries interest at the rate 3 months / 6 months LIBOR + 4% per annum.
Line of credit outstanding amount		$ 3,300
Service coverage ratio, description		This term loan has covenants which include, among others, certain financial ratios to be maintained including maintaining a minimum debt service coverage ratio of 1.25.
Long term debt		$ 1,100
Short term debt		$ 2,200
Term Loan Ahli Bank [Member] | LIBOR Plus [Member]
Interest rate		4.00%
National Bank of Oman [Member]
Line of credit		$ 60,000
Fixed profit margin		3.50%
National Bank of Oman [Member] | Floor Level [Member]
Interest rate		5.00%
National Bank of Oman [Member] | Tranche A [Member]
Line of credit		$ 60,000
Line of credit, description		Tranche A carries interest at the rate of LIBOR + 3.50% per annum and is repayable with quarterly installments, starting six months from the drawdown in 18 equal installments until July 2020.
Line of credit outstanding amount		$ 29,600
Long term debt		16,700
Short term debt		$ 12,900
National Bank of Oman [Member] | Tranche B [Member]
Line of credit				$ 20,000
Line of credit, description		Tranche B is repayable in equal quarterly installments starting 18 months from the first drawdown until June 2022.
Line of credit outstanding amount		$ 4,500
Long term debt		3,400
Short term debt		$ 1,100
National Bank of Oman [Member] | Tranche A and Tranche B [Member]
Service coverage ratio, description		Tranche A and Tranche B contain covenants which include, among others, certain financial ratios to be maintained by GES, which include maintaining a minimum debt service coverage ratio of 1.25.
National Bank of Oman [Member] | LIBOR Plus [Member]
Interest rate		3.50%
National Bank of Oman [Member] | LIBOR Plus [Member] | Tranche A [Member]
Interest rate		3.50%
NPS Holdings Limited [Member]
Number of shares issued in business combiantion		$ 255,537
NPS Holdings Limited [Member] | Murabaha Credit Facility [Member]
Line of credit				$ 150,000
Line of credit, initiation date		Aug. 01, 2019
Line of credit, expiration date		May 28, 2025
NPS Holdings Limited [Member] | Murabaha Credit Facility [Member] | LIBOR Plus [Member]
Fixed profit margin		3.25%
NPS Holdings Limited [Member] | Murabaha Credit Facility [Member] | Minimum [Member]
Repayment of line of credit		$ 1,100
NPS Holdings Limited [Member] | Murabaha Credit Facility [Member] | Maximum [Member]
Repayment of line of credit		57,900
Hana Loan Agreement [Member]
Principal amount borrowed	$ 50,000
Origination fee	600
Successor [Member] | Murabaha Credit Facility [Member]
Line of credit		$ 150,000
Line of credit, expiration date		May 28, 2025
Successor [Member] | Murabaha Credit Facility [Member] | LIBOR Plus [Member]
Interest rate		3.25%
Successor [Member] | National Bank of Oman [Member]
Line of credit		$ 60,000
Successor [Member] | Hana Loan Agreement [Member]
Principal amount borrowed	$ 50,000
Debt maturity date	Dec. 17, 2018
Debt conversion price per share	$ 11.244
Debt description	The Hana Loan is interest bearing and will accrue interest at the greater of (i) an amount equal to $4.0 million or prorated if the loan is prepaid; and (ii) at a rate per annum equal to one month ICE LIBOR, adjusted monthly on the first day of each calendar month, plus a margin of 2.25% payable on maturity or prepaid. The interest is payable in NESR ordinary shares or cash at the election of the lender.
Origination fee	$ 600
Number of shares issued in business combiantion	$ 53,362